Related party transactions and key management personnel (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions and key management personnel
Summary of compensation paid to key management personnel for employee services

	Years Ended December 31,
in €‘000	2024	2023	2022
Short-term employee benefits	9,635	5,210	10,023
Post-employment pension contributions	697	540	456
Share-based compensation	6,629	11,377	3,232
Termination benefits	311	—	—
Total	17,272	17,127	13,711

Summary of transactions between related parties

	Year Ended December 31,
	Revenue			Expenses
in €’000	2024	2023	2022	2024	2023	2022
NSoft[1]	—	—	824	—	—	274
Bayes[2]	15	91	—	—	189	775
SportTech[3]	—	413	613	—	388	150
Total	15	504	1,437	—	577	1,199
[1]

During 2021, and until April 28, 2022, NSoft was an associate of the Company, which is the date the Company acquired an additional 30% interest in NSoft and NSoft became a consolidated entity of the Company.

[2]

During 2022, and until September 10, 2024, Bayes Esports Solutions GmbH (“Bayes”) was an associate of the Company. On this date the Company entered into an agreement to sell its shares in Bayes to other Bayes shareholders and agreed to make a settlement payment of €1.5 million, which has been recognized in the consolidated statement of profit and loss and other comprehensive income for the year ended December 31, 2024.

[3]SportTech was an associate of the Company from August 4, 2022 to May 22, 2023.